Note 4 - Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Note 4 - Stockholders' Equity

Common Stock

In January 2015, the Company agreed to issue 39,657 shares of common stock as a price protection to a note holder that originally converted notes at a price of $2.50 and continues to hold these shares. These additional shares would have been issued if the conversion shares price was $1.75. As of December 31, 2015, 33,142 shares of common stock have been issued and $247,000 of interest expense was recorded for this issuance. During January 2016 the remaining 6,515 share were issued and $20,000 of interest expense was recorded.

During the nine months ending September 30, 2016, the Company issued an aggregate of 12,580,183 shares of common stock to a total of 34 persons or entities in exchange of the cancellation of warrants on a cashless basis.  The shares issued were exempt from the registration requirements of Section 5 of the Securities Act of 1933 (the “Act”) pursuant to Section 4(2) of the Act since the shares were issued to persons or entities closely associated with the Company and there was no public offering of the shares.

During the nine months ending September 30, 2016, the Company also issued an aggregate of 2,022,230 shares of common stock to a total of 17 persons as payment for consulting services provided to the Company.  The average valuation of these shares was $2.00 per share. These shares were also exempt from the registration requirements of Section 5 of the Act pursuant to Section 4(2) of the Act since the shares were also issued to persons closely associated with the Company and there was no public offering of the shares.

During the nine months ending September 30, 2016, the Company also issued an aggregate of 4,612,341 shares of common stock to two executive officers of the Company in fulfilment of contractual rights held by the officers pursuant to their employment agreements.  These shares were also exempt from the registration requirements of Section 5 of the Act pursuant to Section 4(2) of the Act since the shares were also issued to persons closely associated with the Company and there was no public offering of the shares.

During the nine months ending September 30, 2016, the Company also issued an aggregate of 5,503,551 shares of common stock to a total of 18 persons as payment for the conversion of certain note and the related accrued interest.  The conversion price of these shares was $0.40 per share. These shares were also exempt from the registration requirements of Section 5 of the Act pursuant to Section 4(2) of the Act since the shares were also issued to persons closely associated with the Company and there was no public offering of the shares.

In August 2016, the Company issued 1,115,000 shares of common stock to H.C. Wainwright and Co., LLC as payment for investment banking services provided to the Company.

Preferred Stock

On January 8, 2016 the Company entered into an Exchange Agreement with certain investors together holding 25,000 shares of Series H Preferred Stock and 1,666,667 shares of Series I Preferred Stock have agreed to convert all such shares of Preferred Stock into an aggregate of 4,075,000 shares of Common Stock upon successful completion by the Company of a $6 million financing.

Common Stock

On May 8, 2015, the Company obtained stockholder consent for the approval of an amendment to our certificate of incorporation to effect a reverse stock split of the Company’s common stock at a ratio to be determined by the Board prior to the effective time of the amendment (the “Effective Time”) of not less than one-for-fifty and not more than one-for-two hundred fifty and the approval of an amendment to our certificate of incorporation to set the number of authorized shares of common stock the Company shall authority to issue following the reverse stock split in an amount to be determined by the Board prior to the Effective Time.

The Company filed the amended certificate of incorporation with the State of Delaware on December 16, 2015.  The Company effected a reverse stock split of the Company’s common stock at a ratio of one-for-two hundred fifty and set the number of authorized shares of common stock the Company shall have authority to issue following the reverse stock split in an amount of 150,000,000.  The effect of the reverse stock split has been reflected retroactively for all disclosures.

Stock Issuances

In January 2015, the Company agreed to issue 39,657 shares of common stock as a price protection to a note holder that originally converted notes at a price of $2.50 and continues to hold these shares. These additional shares would have been issued if the conversion shares price was $1.75. As of December 31, 2015, 33,142 shares of common stock have been issued and $247,000 of interest expense was recorded for this issuance.

Preferred Stock

The 96,230 shares of Series C preferred stock are convertible into 111 shares of the Company's common stock at the option of the holders at any time. The conversion ratio is based on the average closing bid price of the common stock for the fifteen consecutive trading days ending on the date immediately preceding the date notice of conversion is given, but cannot be less than .20 or more than .2889 common shares for each Series C preferred share. The conversion ratio may be adjusted under certain circumstances such as stock splits or stock dividends. The Company has the right to automatically convert the Series C preferred stock into common stock if the Company lists its shares of common stock on the Nasdaq National Market and the average closing bid price of the Company's common stock on the Nasdaq National Market for 15 consecutive trading days exceeds $3,000.00. Each share of Series C preferred stock is entitled to the number of votes equal to .26 divided by the average closing bid price of the Company's common stock during the fifteen consecutive trading days immediately prior to the date such shares of Series C preferred stock were purchased. In the event of liquidation, the holders of the Series C preferred stock shall participate on an equal basis with the holders of the common stock (as if the Series C preferred stock had converted into common stock) in any distribution of any of the assets or surplus funds of the Company. The holders of Series C preferred stock are entitled to noncumulative dividends if and when declared by the Company's board of directors. No dividends to Series C preferred stockholders were issued or unpaid through December 31, 2015.

On December 4, 2008, the Company entered into and closed an Agreement (the “Bristol Agreement”) with Bristol Investment Fund, Ltd. pursuant to which Bristol agreed to cancel the debt payable by the Company to Bristol in the amount of approximately $20,000 in consideration of the Company issuing Bristol 25,000 shares of Series G Convertible Preferred Stock, which such shares carry a stated value equal to $1.00 per share (the “Series G Stock”).

The Series G Stock is convertible, at any time at the option of the holder, into common shares of the Company based on a conversion price equal to the lesser of $2.50 or 60% of the average of the three lowest trading prices occurring

at any time during the 20 trading days preceding the conversion.   The Series G Stock, as amended, shall have voting rights on an as converted basis multiplied by 100.

In the event of any liquidation or winding up of the Company, the holders of Series G Stock will be entitled to receive, in preference to holders of common stock, an amount equal to the stated value plus interest of 15% per year.

The Series G Stock restricts the ability of the holder to convert the Series G Stock and receive shares of the Company’s common stock such that the number of shares of the Company common stock held by Bristol and its affiliates after such conversion does not exceed 4.9% of the Company’s then issued and outstanding shares of common stock.

The Series G Stock was previously referred to in an 8-K filed by the Company on December 10, 2008 in error as the “Series E Stock”. Further, the Series G Stock initially incorrectly provided that it voted on an as converted basis multiplied by 10.  This incorrectly reflected the intent of the Company and the holder.

On October 13, 2009 the Company was informed by Theorem Group, LLC that it had purchased all of the outstanding Series G Preferred Stock and Theorem gave notice to the Company that it intended to exercise its ability to vote on all shareholder matters utilizing the super voting privileges provided by the Series G Stock.

Effective February 10, 2010, the Company issued 25,000 shares of its new Series H Convertible Preferred Stock (the “Series H Preferred”) to Theorem Group, LLC, a California limited liability company (the “Stockholder”), in exchange for the 25,000 shares of Series G Stock then owned by the Stockholder.  The foregoing exchange was effected pursuant to that certain Exchange Agreement, dated February 10, 2010, between the Company and the Stockholder (the “Exchange Agreement”).

The Certificate of Designation of the Series H Preferred is based on, and substantially similar to the form and substance of the Certificate of Designation of the Series G Preferred.  Some of the corrections, changes and differences between the Certificate of Designation of the Series G Preferred and the Certificate of Designation of the Series H Preferred include the following:

•	As previously disclosed, the holder of the Series H Preferred is entitled to vote with the common stock, and is entitled to a number of votes equal to (i) the number of shares of common stock it can convert into (without any restrictions or limitations on such conversion), (ii) multiplied by 100.
•	The holder of the Series H Preferred cannot convert such preferred stock into shares of common stock if the holder and its affiliates after such conversion would own more than 9.9% of the Company’s then issued and outstanding shares of common stock.
•	The Series G Preferred contained a limitation that the holder of the Series G Preferred could not convert such preferred shares into more than 19.999% of the issued and outstanding shares of common stock without the approval of the stockholders if the rules of the principal market on which the common stock is traded would prohibit such a conversion. Since the rules of the Company’s principal market did not require such a limitation, that provision has been deleted.

On November 8, 2010, Gemini Pharmaceuticals purchased 1,666,667 shares of the Company’s Series I Preferred Stock, $.001 par value, at a price of $0.15 per share ($250,000).

As the holder of the Series I Preferred Stock, Gemini Pharmaceuticals will be entitled to receive, out of funds legally available, dividends in cash at the annual rate of 8.0% of the Preference Amount ($0.15), when, as, and if declared by the Board.  No dividends or other distributions shall be made with respect to any shares of junior stock until dividends in the same amount per share on the Series I Preferred Stock shall have been declared and paid or set apart during that fiscal year. Dividends on the Series I Preferred Stock shall not be cumulative and no right shall accrue to the Series I Preferred Stock by reason of the fact that the Company may fail to declare or pay dividends on the Series I Preferred Stock in the amount of the Dividend Rate per share or in any amount in any previous fiscal year of the Company, whether or not the earnings of the Company in that previous fiscal year were sufficient to pay such dividends in whole or in part.

Each share of Series I Preferred Stock shall entitle the holder thereof to such number of votes per share as shall equal the number of shares of Common Stock (rounded to the nearest whole number) into which such share of Series I Preferred Stock is then convertible.

Upon any liquidation of the Company, subject to the rights of any series of Preferred Stock that may from time to time come into existence, before any distribution or payment shall be made to the holders of any Junior Stock, the holders of the shares of Series I Preferred Stock then outstanding shall be entitled to receive and be paid out of the assets of the Company legally available for distribution to its stockholders liquidating distributions in cash or property at its fair market value as determined by the Board in the amount of $0.15 per share (as adjusted for any stock dividends, combinations or splits with respect to such shares).

Shares of Series I Preferred Stock may, at the option of the holder thereof, be converted at any time or from time to time into fully paid and non-assessable shares of Common Stock.  The number of shares of Common Stock which a holder of shares of Series I Preferred Stock shall be entitled to receive upon conversion of such shares shall be the product obtained by multiplying the Conversion Rate by the number of shares of Series I Preferred Stock being converted.  Initially, the Series I Preferred Stock is convertible into 6,667 shares of common stock.

In the event that the per-share Market Price of the Common Stock over a period of 20 consecutive trading days is equal to at least 130% of the initial conversion price (130% of $0.15), all outstanding shares of Series I Preferred Stock shall  be converted automatically into the number of shares of Common Stock into which such shares of Series I Preferred Stock are then convertible without any further action by the holders of such shares and whether or not the certificates representing such shares of Series I Preferred Stock are surrendered to the Company or its transfer agent.

Common Stock Warrants

Warrant transactions for the years ended December 31, 2015 and 2014 are as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2013:	2,364,183	$5.00
Granted	1,325,155	3.25
Forfeited	(1,037,240)	2.50
Exercised	-
Outstanding at December 31, 2014:	2,652,098	$2.50
Granted	9,874,823	1.25
Forfeited	(1,200)	30.00
Exercised	-
Outstanding at December 31, 2015	12,525,721	$1.25

Exercisable warrants:
December 31, 2014	2,652,098	$2.50
December 31, 2015	12,525,721	$1.25

Consulting Agreements

On December 29, 2014, the Company issued 120,000 warrants to a consultant for services rendered.  The warrants were valued at $601,000 and were recorded as an expense in the Statement of Operations for the year ended December 31, 2014.

On October 1, 2015, the Company issued 120,000 warrants to a consultant for services rendered.  The warrants were valued at $448,000 and were recorded as an expense in the Statement of Operations for the year ended December 31, 2015.

Stock Options

The Company reserved 400,000 shares of its common stock at December 31, 2014 for issuance under the 2014 Stock Incentive Plan (the “2014 Plan”). The 2014 Plan, approval by stockholders in May 2015, permits the Company to grant stock options to acquire shares of the Company's common stock, award stock bonuses of the Company's common stock, and grant stock appreciation rights. At December 31, 2015, 133,445 shares of common stock were available for grant and options to purchase 266,555 shares of common stock are outstanding under the 2014 Plan.

The Company has no shares of its common stock at December 31, 2015 to issue under the 2010 Stock Incentive Plan (the “2010 Plan”). The 2010 Plan, approved by stockholders at the 2011 annual meeting, permits the Company to grant stock options to acquire shares of the Company's common stock, award stock bonuses of the Company's common stock, and grant stock appreciation rights. At December 31, 2015, options to purchase 600 shares of common stock are outstanding under the 2010 Plan.

The Company has no shares of its common stock reserved at December 31, 2014 for issuance under the 2003 Stock Incentive Plan (the “2003 Plan”). The 2003 Plan, approved by stockholders at the 2003 annual meeting, permits the Company to grant stock options to acquire shares of the Company's common stock, award stock bonuses of the Company's common stock, and grant stock appreciation rights. At December 31, 2015, options to purchase 967 shares of common stock are outstanding under the 2003 Plan.

In addition, the Company has reserved 2,000 shares of its common stock for issuance outside of its stock incentive plans. At December 31, 2015, options to purchase 2,000 shares of common stock are outstanding outside of its stock incentive plans.

The following table summarizes stock option transactions for the years ended December 31, 2015 and 2014:

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2013	117,110	$15.00
Granted	321,833	5.00
Exercised	-
Expired	(112,903)	22.50
Outstanding, December 31, 2014	326,040	$15.00
Granted	52,000	3.29
Exercised	-
Expired	(3,240)	61.00
Outstanding, December 31, 2015	374,800	$4.88

Exercisable Options:
December 31, 2014	111,485	$15.00
December 31, 2015	270,762	$4.88

The weighted-average fair value of options granted was $1,829,000 and $1,609,000 in 2015 and 2014, respectively.

The following table summarizes information about all outstanding and exercisable stock options at December 31, 2015:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Number of Options	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price	Number of Options	Weighted-Average Exercise Price
$2.50 to $7.50	373,833	3.34	$4.76	266,555	$3.66
$7.51 to $50.00	908	.85	50.00	908	50.00
$50.01 to $67.50	59	.71	65.54	59	62.54
	374,800			267,522